Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000052072_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.57%
C000052072_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.33%
C000052072_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.84%
C000113010_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.57%
C000113010_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.33%
C000113010_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.84%
C000052072_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Investment Grade Bond Central Fund
C000052072_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000052072_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,190
C000052072_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,935
C000052072_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 11,101
C000052072_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 11,049
C000052072_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 12,236
C000052072_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 13,245
C000052072_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 13,401
C000052072_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,506
C000052072_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 11,671
C000052072_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,114	$ 13,114	$ 13,114	$ 13,114
C000052072_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000052072_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000052072_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,294
C000052072_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,829
C000052072_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,836
C000052072_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,705
C000052072_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,807
C000052072_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,632
C000052072_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,518
C000052072_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,691
C000052072_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,760
C000052072_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,004	$ 12,004	$ 12,004	$ 12,004
C000052072_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.37%
C000052072_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.40%
C000052072_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.75%
C000113010_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Inflation-Protected Bond Index Central Fund
C000113010_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000113010_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,914
C000113010_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,402
C000113010_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,374
C000113010_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,414
C000113010_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,022
C000113010_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								11,854
C000113010_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,535
C000113010_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,598
C000113010_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					11,847
C000113010_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,915	$ 12,915	$ 12,915	$ 12,915
C000113010_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index
C000113010_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000113010_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,918
C000113010_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,397
C000113010_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,383
C000113010_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,416
C000113010_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,015
C000113010_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								11,869
C000113010_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,551
C000113010_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,617
C000113010_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					11,862
C000113010_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,931	12,931	12,931	$ 12,931
C000113010_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000113010_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000113010_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,294
C000113010_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,829
C000113010_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,836
C000113010_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,705
C000113010_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 11,807
C000113010_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 12,632
C000113010_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 12,518
C000113010_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 10,691
C000113010_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 10,760
C000113010_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,004	$ 12,004	$ 12,004	$ 12,004
C000113010_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.01%
C000113010_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.22%
C000113010_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.59%
C000113010_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.01%
C000113010_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.26%
C000113010_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.60%